United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 8/31/17

Date of Reporting Period: Six months ended 2/28/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2017
Share Class	Ticker
A	FGCAX
Institutional	FGCIX
Service	FGCSX
R6	SRBRX

Federated Short-Intermediate Total Return Bond Fund
Established 2005

A Portfolio of Federated Institutional Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2016 through February 28, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	45.5%
U.S. Treasury Securities	35.7%
Mortgage-Backed Securities[3]	4.6%
Collateralized Mortgage Obligations	2.4%
Trade Finance Agreements	2.1%
Floating Rate Loans	1.5%
Asset-Backed Securities	0.4%
Derivative Contracts[4,5]	0.0%
Other Security Types[6]	0.1%
Cash Equivalents[7]	8.4%
Other Assets and Liabilities—Net[8]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund Invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of common stock and an exchange-traded fund.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—43.7%
		Basic Industry - Chemicals—0.1%
$50,000		RPM International, Inc., 6.50%, 2/15/2018	$52,318
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	109,818
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	11,263
		TOTAL	173,399
		Basic Industry - Metals & Mining—1.3%
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	200,050
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	738,578
500,000		Arconic, Inc., 5.87%, 2/23/2022	544,944
785,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	843,757
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	51,347
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,003,959
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	442,883
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	508,197
		TOTAL	4,333,715
		Basic Industry - Paper—0.4%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,347,727
		Capital Goods - Aerospace & Defense—0.5%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	969,956
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,357
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2067	30,050
500,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	515,601
		TOTAL	1,540,964
		Capital Goods - Building Materials—0.2%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	711,306
		Capital Goods - Diversified Manufacturing—0.9%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	15,617
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,788
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	159,140
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,250,014
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	53,737
365,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	360,560
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	$1,019,938
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	74,440
		TOTAL	2,944,234
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	55,975
		Capital Goods - Packaging—0.1%
250,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	259,333
		Communications - Cable & Satellite—0.5%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	185,184
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,601,089
		TOTAL	1,786,273
		Communications - Media & Entertainment—0.8%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	204,999
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	402,296
575,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.80%, 3/13/2024	573,913
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	971,981
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	133,347
45,000		Viacom, Inc., 2.50%, 9/1/2018	45,367
225,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	224,445
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	106,463
		TOTAL	2,662,811
		Communications - Telecom Wireless—0.6%
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	204,762
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	818,963
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	438,175
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	558,514
		TOTAL	2,020,414
		Communications - Telecom Wirelines—1.7%
2,000,000		AT&T, Inc., Sr. Unsecd. Note, 1.75%, 1/15/2018	2,005,710
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.20%, 3/1/2022	855,059
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	64,350
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	101,907
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	999,141
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,030,193
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	495,162
		TOTAL	5,551,522
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—2.5%
$150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	$150,332
1,250,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.375%, 1/16/2018	1,257,774
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	1,010,894
500,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.00%, 6/12/2017	502,344
2,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,013,366
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/13/2020	509,982
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	774,688
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	252,772
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	803,162
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,016,226
		TOTAL	8,291,540
		Consumer Cyclical - Lodging—0.2%
619,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	675,639
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	76,427
		TOTAL	752,066
		Consumer Cyclical - Retailers—0.6%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	528,199
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	317,666
1,250,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,271,525
		TOTAL	2,117,390
		Consumer Cyclical - Services—0.9%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.50%, 11/28/2019	1,260,355
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	550,431
1,250,000		Visa, Inc., Sr. Unsecd. Note, 2.20%, 12/14/2020	1,260,196
		TOTAL	3,070,982
		Consumer Non-Cyclical - Food/Beverage—1.5%
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	317,569
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	982,429
1,230,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	1,205,282
660,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	634,968
700,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	706,538
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	$648,442
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	508,843
		TOTAL	5,004,071
		Consumer Non-Cyclical - Health Care—0.7%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	754,442
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	144,792
1,275,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,283,846
		TOTAL	2,183,080
		Consumer Non-Cyclical - Pharmaceuticals—2.4%
1,500,000		Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	1,504,347
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,257,250
1,000,000		Actavis Funding SCS, Sr. Unsecd. Note, 3.00%, 3/12/2020	1,018,861
730,000		Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	745,179
1,250,000		Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	1,269,849
1,080,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	1,059,005
1,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	963,821
		TOTAL	7,818,312
		Consumer Non-Cyclical - Products—0.2%
420,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	428,487
260,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	259,489
		TOTAL	687,976
		Consumer Non-Cyclical - Supermarkets—0.0%
100,000		Kroger Co., Note, 6.80%, 12/15/2018	108,480
		Consumer Non-Cyclical - Tobacco—0.2%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	17,638
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	52,488
673,000		Reynolds American, Inc., Sr. Unsecd. Note, 3.25%, 6/12/2020	690,088
		TOTAL	760,214
		Energy - Independent—0.5%
500,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.85%, 3/15/2021	537,979
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	935,636
250,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.70%, 6/1/2020	250,056
		TOTAL	1,723,671
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—1.6%
$500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	$526,602
600,000	Husky Energy, Inc., 4.00%, 4/15/2024	616,905
880,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	921,094
2,000,000	Murphy Oil Corp., 2.50%, 12/1/2017	2,027,000
750,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	760,313
100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	101,250
125,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	125,526
	TOTAL	5,078,690
	Energy - Midstream—0.5%
225,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	229,448
150,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	158,317
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	506,127
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	55,288
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	55,991
750,000	MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	782,248
	TOTAL	1,787,419
	Energy - Oil Field Services—0.8%
1,400,000	Halliburton Co., Sr. Unsecd. Note, 3.80%, 11/15/2025	1,440,714
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	287,922
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	511,250
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	308,250
	TOTAL	2,548,136
	Energy - Refining—0.1%
100,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	109,044
200,000	Valero Energy Corp., 9.375%, 3/15/2019	229,066
	TOTAL	338,110
	Financial Institution - Banking—9.6%
1,500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	1,496,655
143,000	American Express Co., 2.65%, 12/2/2022	142,059
930,000	Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	938,751
2,000,000	BB&T Corp., Series MTN, 1.60%, 8/15/2017	2,002,606
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	337,666
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,004,836
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	560,540
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$725,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124%, 1/20/2023	$727,284
2,000,000	Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,002,168
250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	250,818
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,207,542
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	302,668
50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	54,721
750,000	Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	739,570
400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	418,332
250,000	Citizens Bank NA, Sr. Unsecd. Note, Series MTN, 2.55%, 5/13/2021	249,604
670,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	661,863
100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	109,188
600,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	600,461
1,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,000,337
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	513,414
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	275,163
1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,268,522
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,001,046
1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,162,646
350,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	350,643
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	252,761
200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	202,640
1,200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,297,494
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	109,081
725,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	729,522
250,000	MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	252,795
1,000,000	Merrill Lynch & Co., Inc., Sub. Note, 5.70%, 5/2/2017	1,006,876
1,500,000	Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,508,566
165,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.443%, 10/24/2023	168,639
1,130,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,169,883
500,000	Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	519,138
1,000,000	PNC Bank, N.A., Series MTN, 2.15%, 4/29/2021	992,188
700,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	707,622
750,000	U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	753,652
750,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.269%, 10/31/2023	764,963
1,500,000	Wells Fargo & Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 1/16/2018	1,500,384
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	$377,733
		TOTAL	31,693,040
		Financial Institution - Broker/Asset Mgr/Exchange—0.6%
1,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.95%, 4/1/2022	1,013,555
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	943,051
		TOTAL	1,956,606
		Financial Institution - Finance Companies—0.6%
420,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	435,166
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,253,948
405,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	408,480
		TOTAL	2,097,594
		Financial Institution - Insurance - Health—0.3%
750,000		Aetna, Inc., Sr. Unsecd. Note, 2.40%, 6/15/2021	758,495
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	78,270
		TOTAL	836,765
		Financial Institution - Insurance - Life—1.8%
500,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	521,281
1,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,630,066
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,148,457
1,000,000	[1,2]	Mass Mutual Global Funding II, Series 144A, 2.00%, 4/15/2021	978,145
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	160,910
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	1,002,981
500,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	510,062
		TOTAL	5,951,902
		Financial Institution - Insurance - P&C—1.7%
720,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	723,313
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	396,081
800,000		Chubb INA Holdings, Inc., 2.30%, 11/3/2020	803,593
50,000		Chubb Ltd., Sr. Unsecd. Note, 5.75%, 5/15/2018	52,518
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,110,312
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,001,472
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	816,814
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	$526,135
		TOTAL	5,430,238
		Financial Institution - REIT - Healthcare—0.3%
150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	155,736
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	701,795
		TOTAL	857,531
		Financial Institution - REIT - Office—0.1%
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	266,860
		Financial Institution - REIT - Other—0.1%
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	310,929
		Financial Institution - REIT - Retail—0.1%
190,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	192,933
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	107,714
		TOTAL	300,647
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	510,164
		Technology—3.5%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.55%, 8/4/2021	1,114,568
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	1,013,450
500,000		BMC Software, Inc., 7.25%, 6/1/2018	517,500
870,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 1/15/2022	870,438
490,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.42%, 6/15/2021	514,674
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	621,649
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	255,094
1,000,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 2.85%, 10/15/2018	1,016,256
1,000,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,014,395
1,300,000		Microsoft Corp., 1.85%, 2/12/2020	1,305,117
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,260,300
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	982,388
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	745,587
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	156,936
		TOTAL	11,388,352
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.1%
$190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	$192,446
		Transportation - Services—0.8%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	41,141
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	500,554
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	150,085
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,506,858
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	303,016
210,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	210,802
		TOTAL	2,712,456
		Utility - Electric—3.4%
850,000		Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.45%, 3/30/2022	848,886
870,000		Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	877,066
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	593,806
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	968,321
460,000		Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	457,932
710,000		EverSource Energy, Sr. Unsecd. Note, 2.50%, 3/15/2021	705,822
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	786,407
410,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 2.10%, 10/4/2021	398,671
4,756	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	4,798
460,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	462,887
440,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	444,169
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	254,010
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,367
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	475,575
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	135,987
1,000,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	968,350
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,069,873
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	308,910
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.45%, 6/15/2020	1,256,799
		TOTAL	11,028,636
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.7%
$100,000		Atmos Energy Corp., 8.50%, 3/15/2019	$112,945
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	627,225
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	40,136
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,195,095
250,000		Sempra Energy, Sr. Unsecd. Note, 2.85%, 11/15/2020	253,998
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	86,255
		TOTAL	2,315,654
		TOTAL CORPORATE BONDS (IDENTIFIED COST $141,732,550)	143,507,630
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—2.0%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,318,730
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	422,891
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	188,428
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.963%, 6/10/2046	769,747
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,056,366
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	471,189
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	765,115
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	202,268
57,852	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	59,236
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	318,443
		TOTAL	6,572,413
		Government Agency—0.0%
108,124		Federal Home Loan Mortgage Corp. REMIC 3397 FC, 1.37%, 12/15/2037	108,788
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,632,381)	6,681,201
		MORTGAGE-BACKED SECURITIES—1.6%
		Federal National Mortgage Association—1.6%
3,272,747		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	3,459,834
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$1,805,511		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	$1,856,723
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,300,294)	5,316,557
		U.S. TREASURIES—35.6%
6,182,040		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	6,299,453
2,061,900		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,099,539
5,000,000		United States Treasury Note, 0.75%, 8/31/2018	4,975,048
500,000		United States Treasury Note, 0.875%, 4/30/2017	500,230
7,500,000		United States Treasury Note, 1.00%, 3/15/2019	7,460,176
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,626,134
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,371,167
11,000,000		United States Treasury Note, 1.125%, 8/31/2021	10,650,861
8,000,000		United States Treasury Note, 1.25%, 3/31/2021	7,830,844
8,500,000		United States Treasury Note, 1.375%, 3/31/2020	8,458,662
7,500,000		United States Treasury Note, 1.375%, 8/31/2020	7,430,518
10,000,000		United States Treasury Note, 1.375%, 5/31/2021	9,817,173
18,500,000		United States Treasury Note, 1.625%, 12/31/2019	18,575,460
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,309,534
3,000,000		United States Treasury Note, 2.00%, 2/28/2021	3,028,212
2,500,000	[3]	United States Treasury Note, 2.125%, 6/30/2022	2,516,608
		TOTAL U.S. TREASURIES (IDENTIFIED COST $118,727,454)	116,949,619
		INVESTMENT COMPANIES—17.6%[4]
542,600		Federated Bank Loan Core Fund	5,523,673
25,151,065		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[5]	25,158,610
1,356,659		Federated Mortgage Core Portfolio	13,322,388
849,327		Federated Project and Trade Finance Core Fund	7,881,750
921,497		High Yield Bond Portfolio	5,934,441
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $58,288,169)	57,820,862
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $330,680,848)[6]	330,275,869
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[7]	(1,558,432)
		TOTAL NET ASSETS—100%	$328,717,437
Semi-Annual Shareholder Report

At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[8]United States Treasury Long Bond Short Futures	25	$3,791,406	June 2017	$(33,457)
[8]United States Treasury Notes 10-Year Short Futures	125	$15,572,266	June 2017	$(53,675)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(87,132)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $19,669,697, which represented 6.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 28, 2017, these liquid restricted securities amounted to $19,669,697, which represented 6.0% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $330,680,848.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$143,507,630	$—	$143,507,630
Collateralized Mortgage Obligations	—	6,681,201	—	6,681,201
Mortgage-Backed Securities	—	5,316,557	—	5,316,557
U.S. Treasuries	—	116,949,619	—	116,949,619
Investment Companies[1]	25,158,610	—	—	57,820,862
TOTAL SECURITIES	$25,158,610	$272,455,007	$—	$330,275,869
Other Financial Instruments[2]
Assets	$—	$—	$—	$—
Liabilities	(87,132)	—	—	(87,132)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(87,132)	$—	$—	$(87,132)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $32,662,252 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014[1]
Net Asset Value, Beginning of Period	$10.43	$10.34	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.09	0.23[2]	0.25[2]	0.16[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.10	(0.29)	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.33	(0.04)	0.25
Less Distributions:
Distributions from net investment income	(0.09)	(0.24)	(0.25)	(0.15)
Net Asset Value, End of Period	$10.33	$10.43	$10.34	$10.63
Total Return[3]	(0.11)%	3.23%	(0.34)%	2.34%
Ratios to Average Net Assets:
Net expenses	0.61%[4]	0.61%	0.60%	0.60%[4]
Net investment income	1.70%[4]	2.22%	2.41%	2.53%[4]
Expense waiver/reimbursement[5]	0.15%[4]	0.17%	0.16%	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$30,326	$26,374	$16,654	$9,609
Portfolio turnover	7%	30%	23%	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.43	$10.33	$10.63	$10.37	$10.68	$10.51
Income From Investment Operations:
Net investment income	0.10	0.26[1]	0.28[1]	0.28[1]	0.19	0.24
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.10	(0.30)	0.26	(0.31)	0.23
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.36	(0.02)	0.54	(0.12)	0.47
Less Distributions:
Distributions from net investment income	(0.10)	(0.26)	(0.28)	(0.26)	(0.19)	(0.24)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	—	(0.06)
TOTAL DISTRIBUTIONS	(0.10)	(0.26)	(0.28)	(0.28)	(0.19)	(0.30)
Net Asset Value, End of Period	$10.33	$10.43	$10.33	$10.63	$10.37	$10.68
Total Return[2]	0.01%	3.59%	(0.19)%	5.24%	(1.17)%	4.49%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.35%	0.35%	0.30%	0.30%
Net investment income	1.95%[3]	2.51%	2.64%	2.65%	1.81%	2.27%
Expense waiver/reimbursement[4]	0.19%[3]	0.20%	0.19%	0.25%	0.32%	0.62%
Supplemental Data:
Net assets, end of period (000 omitted)	$242,010	$230,866	$203,880	$181,702	$106,396	$95,256
Portfolio turnover	7%	30%	23%	51%	46%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.42	$10.33	$10.62	$10.36	$10.68	$10.51
Income From Investment Operations:
Net investment income	0.09	0.23[1]	0.25[1]	0.25[1]	0.16	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)	0.10	(0.29)	0.26	(0.32)	0.22
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.33	(0.04)	0.51	(0.16)	0.44
Less Distributions:
Distributions from net investment income	(0.09)	(0.24)	(0.25)	(0.23)	(0.16)	(0.21)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	—	(0.06)
TOTAL DISTRIBUTIONS	(0.09)	(0.24)	(0.25)	(0.25)	(0.16)	(0.27)
Net Asset Value, End of Period	$10.32	$10.42	$10.33	$10.62	$10.36	$10.68
Total Return[2]	(0.12)%	3.23%	(0.34)%	4.99%	(1.51)%	4.23%
Ratios to Average Net Assets:
Net expenses	0.61%[3]	0.61%	0.60%	0.59%	0.55%	0.55%
Net investment income	1.70%[3]	2.27%	2.36%	2.39%	1.40%	2.05%
Expense waiver/reimbursement[4]	0.17%[3]	0.20%	0.20%	0.24%	0.33%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,717	$27,975	$28,600	$50,843	$34,969	$254,803
Portfolio turnover	7%	30%	23%	51%	46%	69%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2017	Year Ended August 31,
		2016	2015	2014[1]
Net Asset Value, Beginning of Period	$10.43	$10.33	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.10	0.16[2]	0.20[2]	0.19[2]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.11)	0.13	(0.30)	0.02
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.29	(0.10)	0.21
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.20)	(0.11)
Net Asset Value, End of Period	$10.32	$10.43	$10.33	$10.63
Total Return[3]	(0.08)%	2.82%	(0.93)%	2.04%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	1.11%	1.10%	1.10%[4]
Net investment income	1.99%[4]	1.57%	1.89%	2.15%[4]
Expense waiver/reimbursement[5]	0.14%[4]	0.15%	0.15%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$21,664	$753	$0[6]	$0[6]
Portfolio turnover	7%	30%	23%	51%[7]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2017 (unaudited)
Assets:
Total investment in securities, at value including $57,820,862 of investment in affiliated holdings (Note 5) (identified cost $330,680,848)		$330,275,869
Income receivable		1,620,486
Receivable for investments sold		56,730
Receivable for shares sold		2,286,569
TOTAL ASSETS		334,239,654
Liabilities:
Payable for investments purchased	$4,835,698
Payable for shares redeemed	525,028
Payable for daily variation margin on futures contracts	5,054
Income distribution payable	54,690
Payable to adviser (Note 5)	1,438
Payable for administrative fee (Note 5)	704
Payable for other service fees (Notes 2 and 5)	16,114
Accrued expenses (Note 5)	83,491
TOTAL LIABILITIES		5,522,217
Net assets for 31,832,808 shares outstanding		$328,717,437
Net Assets Consist of:
Paid-in capital		$334,973,388
Net unrealized depreciation of investments and futures contracts		(492,111)
Accumulated net realized loss on investments and futures contracts		(5,761,298)
Distributions in excess of net investment income		(2,542)
TOTAL NET ASSETS		$328,717,437
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($30,326,293 ÷ 2,935,318 shares outstanding), no par value, unlimited shares authorized	$10.33
Offering price per share (100/99.00 of $10.33)	$10.43
Redemption proceeds per share	$10.33
Institutional Shares:
Net asset value per share ($242,009,945 ÷ 23,435,439 shares outstanding), no par value, unlimited shares authorized	$10.33
Offering price per share	$10.33
Redemption proceeds per share	$10.33
Service Shares:
Net asset value per share ($34,717,074 ÷ 3,363,696 shares outstanding), no par value, unlimited shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32
Class R6 Shares:
Net asset value per share ($21,664,125 ÷ 2,098,355 shares outstanding), no par value, unlimited shares authorized	$10.32
Offering price per share	$10.32
Redemption proceeds per share	$10.32
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2017 (unaudited)
Investment Income:
Interest			$2,827,451
Dividends received from affiliated holdings (Note 5)			690,416
TOTAL INCOME			3,517,867
Expenses:
Investment adviser fee (Note 5)		$456,357
Administrative fee (Note 5)		119,060
Custodian fees		8,207
Transfer agent fee (Note 2)		90,082
Directors'/Trustees' fees (Note 5)		2,460
Auditing fees		14,828
Legal fees		4,975
Portfolio accounting fees		68,373
Other service fees (Notes 2 and 5)		69,194
Share registration costs		36,286
Printing and postage		12,513
Miscellaneous (Note 5)		12,109
TOTAL EXPENSES		894,444
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(223,688)
Reimbursement of other operating expenses (Notes 2 and 5)	(50,363)
TOTAL WAIVER AND REIMBURSEMENTS		(274,051)
Net expenses			620,393
Net investment income			2,897,474
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $266 on sale of investments in affiliated holdings)(Note 5)			292,851
Net realized gain on futures contracts			1,492,849
Net change in unrealized appreciation of investments			(4,609,704)
Net change in unrealized appreciation of futures contracts			(135,188)
Net realized and unrealized loss on investments and futures contracts			(2,959,192)
Change in net assets resulting from operations			$(61,718)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2017	Year Ended 8/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,897,474	$6,299,999
Net realized gain (loss) on investments and futures contracts including allocation from affiliated partnership	1,785,700	(3,239,638)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(4,744,892)	5,520,502
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(61,718)	8,580,863
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(248,837)	(408,835)
Institutional Shares	(2,354,371)	(5,376,635)
Service Shares	(257,788)	(652,204)
Class R6 Shares	(41,620)	(4,060)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,902,616)	(6,441,734)
Share Transactions:
Proceeds from sale of shares	115,427,348	133,580,003
Net asset value of shares issued to shareholders in payment of distributions declared	2,541,136	5,515,336
Cost of shares redeemed	(72,254,007)	(104,400,967)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	45,714,477	34,694,372
Change in net assets	42,750,143	36,833,501
Net Assets:
Beginning of period	285,967,294	249,133,793
End of period (including undistributed (distributions in excess of) net investment income of $(2,542) and $2,600, respectively)	$328,717,437	$285,967,294
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2017 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Effective September 1, 2016, the Class R Shares were re-designated as Class R6 Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees,
Semi-Annual Shareholder Report

other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $274,051 is disclosed in various locations in Note 2 and Note 5. For the six months ended February 28, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$8,994	$(932)
Institutional Shares	73,444	(45,749)
Service Shares	7,408	(3,682)
Class R6 Shares	236	—
TOTAL	$90,082	$(50,363)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$31,692
Service Shares	37,502
TOTAL	$69,194
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $23,927,913. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$87,132*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$1,492,849

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(135,188)
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,063,809	$11,044,775	2,093,233	$21,608,779
Shares issued to shareholders in payment of distributions declared	20,563	212,879	35,053	361,959
Shares redeemed	(676,955)	(6,998,799)	(1,211,671)	(12,528,174)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	407,417	$4,258,855	916,615	$9,442,564

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,964,183	$72,081,202	10,195,053	$105,237,886
Shares issued to shareholders in payment of distributions declared	197,020	2,038,816	438,153	4,518,268
Shares redeemed	(5,865,022)	(60,553,887)	(8,226,265)	(84,382,763)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,296,181	$13,566,131	2,406,941	$25,373,391
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,036,046	$10,712,184	579,881	$5,992,140
Shares issued to shareholders in payment of distributions declared	24,181	250,089	61,235	631,050
Shares redeemed	(380,538)	(3,945,096)	(726,400)	(7,489,396)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	679,689	$7,017,177	(85,284)	$(866,206)

	Six Months Ended 2/28/2017		Year Ended 8/31/2016
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,095,420	$21,589,187	71,882	$741,198
Shares issued to shareholders in payment of distributions declared	3,812	39,352	391	4,059
Shares redeemed	(73,097)	(756,225)	(62)	(634)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,026,135	$20,872,314	72,211	$744,623
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,409,422	$45,714,477	3,310,483	$34,694,372
4. FEDERAL TAX INFORMATION
At February 28, 2017, the cost of investments for federal tax purposes was $330,680,848. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $404,979. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,360,270 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,765,249.
At August 31, 2016, the Fund had a capital loss carryforward of $7,420,152 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$3,186,810	$4,233,342	$7,420,152
At August 31, 2016, for federal income tax purposes, the Fund had $1,051 in straddle loss deferrals.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the Adviser voluntarily waived $216,004 of its fee and voluntarily reimbursed $50,363 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2017, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2017, FSC retained $129 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended February 28, 2017, FSSC received $360 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.60%, 0.35%, 0.60% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 28, 2017, the Adviser reimbursed $7,684. Transactions involving the affiliated holdings during the six months ended February 28, 2017, were as follows:
	Balance of Shares Held 8/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2017	Value	Dividend Income
Federated Bank Loan Core Fund	529,896	12,704	0	542,600	$5,523,673	$128,747
Federated Institutional Prime Value Obligations Fund, Institutional Shares	10,946,020	69,949,151	(55,744,106)	25,151,065	25,158,610	45,226
Federated Mortgage Core Portfolio	1,339,140	17,519	0	1,356,659	13,322,388	173,226
Federated Project and Trade Finance Core Fund	831,561	17,766	0	849,327	7,881,750	165,145
High Yield Bond Portfolio	893,377	28,120	0	921,497	5,934,441	178,072
Total of Affiliated Transactions	14,539,994	70,025,260	(55,744,106)	28,821,148	$57,820,862	$690,416
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2017, were as follows:
Purchases	$23,172,989
Sales	$18,247,473
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month
Semi-Annual Shareholder Report

London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2017, the Fund had no outstanding loans. During the six months ended February 28, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2017, there were no outstanding loans. During the six months ended February 28, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2016 to February 28, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2016	Ending Account Value 2/28/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$998.90	$3.02
Institutional Shares	$1,000	$1,000.10	$1.79
Service Shares	$1,000	$998.80	$3.02
Class R6 Shares	$1,000	$999.20	$1.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.80	$3.06
Institutional Shares	$1,000	$1,023.00	$1.81
Service Shares	$1,000	$1,021.80	$3.06
Class R6 Shares	$1,000	$1,023.10	$1.76
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.61%
Institutional Shares	0.36%
Service Shares	0.61%
Class R6 Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure
Semi-Annual Shareholder Report

requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for
Semi-Annual Shareholder Report

exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
Semi-Annual Shareholder Report

but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information
Semi-Annual Shareholder Report

should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
34586 (4/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2017